Subsequent Events - Additional Information (Detail) - USD ($)		12 Months Ended
	Feb. 10, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock, Conversion Basis		one-for-one basis
Minimum tangible assets for business combination	$ 5,000,001	$ 5,000,001
Subsequent Event [Member]
Subsequent Event [Line Items]
Minimum number of days prior to the Merger, Vahanna will continue out and become domesticated	1 day
Minimum required funds	$ 50,000,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, Par or stated value per share		$ 0.0001	$ 0.0001
Common stock, shares outstanding		0	0
Common Class B [Member]
Subsequent Event [Line Items]
Common stock, Par or stated value per share		$ 0.0001	$ 0.0001
Common stock, shares outstanding		5,002,500	5,002,500
Maximum [Member] | Subsequent Event [Member] | Equityholders of Roadzen [Member]
Subsequent Event [Line Items]
Equity method investment, Ownership percentage	5.00%
Merger Agreement [Member] | Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share redemtion period	2 days
Merger Agreement [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding	12,000,000
Support Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum number of days within which preferred conversion shall be effected	3 days
Lockup Agreements [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Lock up period	1 year
New Roadzen [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, Par or stated value per share	$ 0.0001
Common Stock [Member] | New Roadzen [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Pro rata portion, Shares	68,300,000
Common Stock, Capital Shares Reserved for Future Issuance	68,300,000
Share price	$ 12
Number of trading days for determining share price	20 days
Number of consecutive trading days for determining share price	30 days
Threshold number of trading days for determining share price	150 days
Percentage of interest that can be transferred and or sold	25.00%
Common Stock [Member] | New Roadzen [Member] | Subsequent Event [Member] | Roadzen RSU [Member]
Subsequent Event [Line Items]
Pro rata portion, Shares	68,300,000
Common Stock [Member] | New Roadzen [Member] | Subsequent Event [Member] | Roadzen Warrant [Member]
Subsequent Event [Line Items]
Pro rata portion, Shares	68,300,000
Common Stock [Member] | New Roadzen [Member] | Subsequent Event [Member] | Roadzen Additional Equity Security [Member]
Subsequent Event [Line Items]
Pro rata portion, Shares	68,300,000
Common Stock [Member] | New Roadzen [Member] | Subsequent Event [Member] | Private Placement Warrant [Member]
Subsequent Event [Line Items]
Warrant, Conversion Basis	one-for-one basis
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1
Common Stock [Member] | New Roadzen [Member] | Subsequent Event [Member] | Redeemable Public Warrant [Member]
Subsequent Event [Line Items]
Warrant, Conversion Basis	one-for-one basis
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1
Common Stock [Member] | New Roadzen [Member] | Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, Par or stated value per share	$ 0.0001
Common stock, Conversion Basis	one-for-one basis
Common stock, Number of shares called by each common stock	1
Common Stock [Member] | New Roadzen [Member] | Common Class B [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, Conversion Basis	one-for-one basis
Common stock, Number of shares called by each common stock	1
Common Stock [Member] | Existing Roadzen [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion	1
Preferred stock, Conversion basis	one-for-one basis